Legal, competition and regulatory matters	6 Months Ended
Jun. 30, 2026
Legal, Competition And Regulatory Matters [Abstract]
Legal, competition and regulatory matters	Legal, competition and regulatory matters
The Group faces legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances.
The recognition of provisions in relation to such matters involves critical accounting estimates and judgements in accordance with the relevant accounting policies applicable to Note 12, Provisions. We have not disclosed an estimate of the potential financial impact or effect on the Group of contingent liabilities where it is not currently practicable to do so. Various matters detailed in this note seek damages of an unspecified amount. While certain matters specify the damages claimed, such claimed amounts do not necessarily reflect the Group’s potential financial exposure in respect of those matters.
Matters are ordered under headings corresponding to the financial statements in which they are disclosed.
1.Barclays PLC and Barclays Bank PLC
Civil actions related to LIBOR and other benchmarks
Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks.
US civil actions related to LIBOR
Multiple civil actions have been filed in the US against the Group and other banks alleging manipulation of USD LIBOR,
Sterling LIBOR and the LIBOR benchmark that was administered by the Intercontinental Exchange Inc. and certain of its affiliates (ICE LIBOR).
With respect to USD LIBOR, one action alleging that Barclays Bank PLC, Barclays Capital Inc. (BCI) and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Sherman Act), the US
Commodity Exchange Act, the US Racketeer Influenced and Corrupt Organizations Act (RICO), the US Securities Exchange
Act of 1934 and various state laws by manipulating USD LIBOR rates remains, seeking unspecified damages. In 2025, the US federal district court in the Southern District of New York (SDNY) granted the defendants' motion for summary judgment and dismissed the remaining USD LIBOR litigations, including the action against the Group. The plaintiffs are appealing the decision.
Non-US benchmarks civil actions
Proceedings are ongoing in Spain and Italy relating to alleged manipulation of LIBOR and EURIBOR.
Foreign exchange civil actions
Legal proceedings have been brought or are threatened against Barclays PLC, Barclays Bank PLC, BCI and Barclays Execution
Services Limited (BX) in connection with alleged manipulation of foreign exchange in the UK, the Netherlands, Israel and
Brazil. In Israel, a settlement in principle has been agreed subject to court approval. The settlement is not material to the
Group's operating results, cash flows or financial position.
The above-mentioned proceedings include a class action filed against Barclays PLC, Barclays Bank PLC, BX, BCI and other financial institutions in the UK Competition Appeal Tribunal (CAT) in 2019. The CAT refused to certify the claim in 2022. In
2025, the UK Supreme Court issued a judgment in the defendants' favour, establishing that this claim cannot be brought as an opt-out class action. The case has been remitted to the CAT for a hearing in July 2026 to determine the defendants'
application to dismiss the claim and the claimant's application for further time to bring an opt-in claim.
Metals-related civil actions
A US civil complaint alleging manipulation of the price of silver in violation of the US Commodity Exchange Act, the Sherman
Act and state antitrust and consumer protection laws was brought by a proposed class of plaintiffs against a number of banks, including Barclays Bank PLC, BCI and BX. The complaint, which is filed in the SDNY, was dismissed against the
Barclays entities and certain other defendants in 2018, and against the remaining defendants in 2023. The plaintiffs have appealed the dismissal of the complaint against all defendants.
Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc.
and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices. The Barclays entities have reached a settlement which will require court approval. The settlement is not material to the Group's operating results, cash flows or financial position.
US residential mortgage-related civil action
There remains one US Residential Mortgage-Backed Securities (RMBS) related civil action arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties made by Barclays Bank PLC and/or a subsidiary acquired in 2007. Barclays’ motion to dismiss the action was denied in 2023. The parties appealed the decision and in January 2025, the appellate court reversed the lower court’s decision and dismissed the action. The plaintiff's request for review by the New York State Court of Appeals was denied in
May 2026, concluding the matter.
Government and agency securities civil actions
Treasury auction securities civil actions
A consolidated purported class action filed in US federal court against Barclays Bank PLC, BCI and other financial institutions under the Sherman Act and state common law was dismissed, which was affirmed on appeal. The plaintiffs did not seek US
Supreme Court review, concluding the matter.
Certain plaintiffs have filed a direct action against BCI and certain other financial institutions, alleging that defendants conspired to fix and manipulate the US Treasury securities market in violation of the Sherman Act, the US Commodity
Exchange Act and state common law. This action remains stayed.
Variable Rate Demand Obligations civil actions
Civil actions have been filed against Barclays Bank PLC and BCI and other financial institutions alleging the defendants conspired or colluded to artificially inflate interest rates set for Variable Rate Demand Obligations (VRDOs). VRDOs are
municipal bonds with interest rates that reset on a periodic basis, most commonly weekly. An action in state court has been filed by private plaintiffs on behalf of the state of California. A settlement in principle has been agreed in that action, subject to court approval. This settlement is not material to the Group's operating results, cash flows or financial position. In addition, three purported class action complaints have been consolidated in the SDNY. In the consolidated SDNY class action, certain of the plaintiffs’ claims were dismissed in 2020 and 2022 and the plaintiffs’ motion for class certification was granted in 2023, which means the case may proceed as a class action.
Credit Default Swap civil action
A purported antitrust class action is pending in New Mexico federal court against Barclays Bank PLC, BCI and various other financial institutions. The plaintiffs, the New Mexico State Investment Council and certain New Mexico pension funds, allege that the defendants conspired to manipulate the benchmark price used to value Credit Default Swap (CDS) contracts at settlement (i.e. the CDS final auction price). The plaintiffs allege violations of US antitrust laws and the US Commodity
Exchange Act, and unjust enrichment under state law. The defendants’ motion to dismiss was denied in 2023. In 2024, the
SDNY ruled that settlement in an earlier CDS antitrust litigation bars these plaintiffs from asserting claims based on conduct occurring before 30 June 2014. The plaintiffs appealed to the Second Circuit and the appeal was denied in 2025. The case has returned to New Mexico federal court and the defendants have filed a motion for judgment on the pleadings.
Interest rate swap and credit default swap US civil actions
Barclays PLC, Barclays Bank PLC and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS), are named as defendants in several antitrust actions brought by certain swap execution facilities, which are pending in the SDNY. The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages.
BDC Finance L.L.C.
In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the Supreme Court of the State of New York, demanding damages of
$298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement. Following a trial, the court ruled in 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. Barclays Bank PLC filed a counterclaim against BDC for damages, legal fees, expenses and interest. A trial on damages took place in June 2026 and proceedings are ongoing.
Civil actions in respect of the US Anti-Terrorism Act
Since 2014, eight civil actions, on behalf of more than 4,000 plaintiffs, were filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-
denominated transactions for the Iranian government and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs or the plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the US Anti-Terrorism Act, which allows for the trebling of any proven damages.
The court granted the defendants’ motions to dismiss three out of the six actions in the EDNY. The plaintiffs appealed in one action and the dismissal was affirmed, and judgment was entered, in 2023. The plaintiffs’ motion to vacate the judgment was denied in 2025. The other two dismissed actions in the EDNY were consolidated into one action. The plaintiffs in that action, and in one other action in the EDNY, filed amended complaints. The defendants' motion to dismiss the consolidated action was granted as to all claims against Barclays and the other defendant banks except for one bank, which is seeking reconsideration. The other actions in the EDNY are currently stayed. Out of the two actions in the SDNY, the court granted the defendants’ motion to dismiss the first action. That action is stayed, and the second SDNY action is stayed pending any appeal on the dismissal of the first.
Shareholder derivative action
In 2020, a purported Barclays shareholder filed a purported derivative action in New York state court against BCI and a number of current and former members of the Board of Directors of Barclays PLC and senior executives or employees of the
Group. The shareholder plaintiff filed the claim on behalf of nominal defendant Barclays PLC, alleging that the individual defendants harmed the company through breaches of their duties, including under the Companies Act 2006. The plaintiff sought damages on behalf of Barclays PLC for the losses that Barclays PLC allegedly suffered as a result of these alleged breaches. An amended complaint was filed in 2021, which BCI and certain other defendants moved to dismiss. The motion to dismiss was granted in 2022. The plaintiff appealed the decision, and the dismissal was unanimously affirmed in 2023 by the First Judicial Department in New York. The plaintiff appealed the First Judicial Department’s decision to the New York
Court of Appeals. The dismissal was affirmed by the New York Court of Appeals in May 2025, concluding the matter. In
November 2025, the same plaintiff filed a new complaint in New York state court against the same defendants. In February
2026, the plaintiff voluntarily dismissed the new complaint. The dismissal received court approval in March 2026, concluding the matter.
Motor finance commission arrangements
From 2003 to late 2019, Barclays, through Clydesdale Financial Services Limited (CFSL), a wholly-owned subsidiary of the
Group, provided motor finance to customers in the UK. In 2020, CFSL was transferred from Barclays Bank PLC to Barclays
Principal Investments Ltd (BPIL), another subsidiary of Barclays PLC. Barclays Bank PLC has provided an intragroup indemnity to BPIL in respect of historical litigation and conduct matters relating to CFSL.
In January 2024, the FCA appointed a skilled person to review the historical use of discretionary commission arrangements and sales in the UK motor finance market. In October 2025, the FCA consulted on an industry-wide redress scheme for eligible motor finance customers where a commission was payable by the lender to the broker, and Barclays engaged with the FCA as part of this process. In March 2026, the FCA published its final rules for such scheme.
Barclays increased its provision in Q1 26 by £105m to reflect the expected financial impact of the redress scheme. The increase in provision was primarily driven by moving from a multi-scenario approach to a single scenario based on the FCA's final rules and higher compensatory interest. There has been no further increase in Q2 26 and the provision in respect of this matter is £430m as at 30 June 2026 (as at 31 December 2025: £325m). The provision as at 30 June 2026 reflects Barclays'
estimate of cases in scope of the FCA redress scheme, the anticipated level of customer redress under the FCA's methodology (including compensatory interest at a minimum of 3% per annum), the estimated customer response rate
(with reference to prior remediation exercises across the Group), and implementation costs. The ultimate financial impact could differ from the current estimate due to factors such as customer response rates and average cost of redress.
Barclays decided not to challenge the FCA's final rules in the interests of enabling a swift resolution for customers. However,
Barclays strongly disagrees with aspects of the rules which require financial redress even where customers suffered no demonstrable financial harm. On 2 July 2026, the Upper Tribunal ordered a suspension of parts of the redress scheme following four legal challenges to the FCA's final rules. Such challenges will delay and may otherwise affect the implementation of the redress scheme. The legal and regulatory outcomes and the nature, extent and timing of any remediation action, therefore remain uncertain. Barclays has not incorporated the potential impact of any legal challenge into the provision estimate.
Over-issuance of securities in the US
In 2022, executive management became aware that Barclays Bank PLC had issued securities materially in excess of the set amount under its US shelf registration statements.
In 2023, holders of VXX ETNs brought a purported class action in the SDNY against Barclays PLC, Barclays Bank PLC, and former and current executives and board members in the US alleging, among other things, that Barclays’ failure to disclose that these ETNs were unregistered securities misled investors and that, as a result, Barclays is liable for the holders’ alleged losses following the suspension of further sales and issuances of the ETNs. The plaintiffs were granted leave to amend and filed a new complaint in March 2024. Barclays’ motion to dismiss was granted in March 2025. The plaintiffs’ motion for reconsideration was denied in June 2025. The plaintiffs appealed the decision, and in March 2026, the Second Circuit affirmed the dismissal, thereby concluding the matter.
In 2024, a purported class action was filed in the SDNY against Barclays PLC, Barclays Bank PLC and former and current executives. The plaintiff purports to bring claims on behalf of a class of short sellers, alleging that their short positions suffered substantial losses when Barclays suspended new issuances and sales of VXX ETNs as a result of the over-issuance of securities. Barclays’ motion to dismiss was granted in March 2025. The plaintiff appealed the decision granting Barclays'
motion to dismiss and, in December 2025, the Second Circuit affirmed the dismissal, thereby concluding the matter.
ABS related civil action
In February 2026, certain institutional investors filed a civil action in the SDNY against Barclays Bank PLC, BCI, and other financial institutions in connection with the collapse of a US-based subprime auto lender, Tricolor Auto Acceptance, LLC.
The plaintiffs, who hold notes issued by the auto lender's securitisation trusts, allege that the banks (acting as warehouse lenders and initial purchasers in the securitisations) either knew of, or were willfully blind to, red flags of the auto lender's alleged fraud. The plaintiffs seek damages for alleged securities fraud in connection with the alleged losses on their associated notes, and also assert fraudulent transfer claims against the lenders. The defendants' motion to dismiss the action was granted in June 2026. The plaintiffs may appeal.
2.Barclays PLC, Barclays Bank PLC and Barclays Bank UK PLC
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax
In 2018, HMRC issued notices that have the effect of either removing certain Barclays overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group or preventing them from joining it. Supplies between members of a UK
VAT group are generally free from VAT. The notices had both retrospective and prospective effect. Barclays appealed
HMRC's decisions to the First-Tier Tribunal (Tax Chamber) in relation to both the retrospective VAT assessments and the ongoing VAT payments made since 2018. £181m of VAT (inclusive of interest) was assessed retrospectively by HMRC covering the periods 2014 to 2018, of which approximately £128m is expected to be attributed to Barclays Bank UK PLC and
£53m to Barclays Bank PLC. This retrospectively assessed VAT was paid in 2018 and an asset, adjusted to reflect expected eventual recovery, is recognised. Since 2018 Barclays has paid, and recognised as an expense, VAT on intra-group supplies from the relevant subsidiaries to the members of the VAT group. In 2024, the court upheld HMRC’s denial of VAT grouping relating to one of the overseas subsidiaries. Barclays appealed this decision to the Upper Tribunal, which upheld HMRC's denial of VAT grouping in June 2026. Barclays has not sought to appeal this decision, but has other appeals filed in the Tax
Chamber, both for this subsidiary and other overseas subsidiaries.
UK bank levy
In November 2024, HMRC updated its published guidance on the treatment of beneficiary accounts for the purposes of the exclusion of protected deposits from the UK bank levy charge. HMRC’s interpretation of the UK bank levy legislation differs from Barclays’ interpretation of the legislation, which has been applied in Barclays’ UK bank levy returns and which Barclays continues to consider is correct. In December 2024, HMRC wrote to notify Barclays of its intention to challenge this treatment. Engagement with HMRC continues, and HMRC has not issued formal assessments.
3. Barclays PLC, Barclays Bank PLC and Barclays Bank Ireland PLC
Potential indemnity claim relating to the sale of Barclays Consumer Bank Europe
In January 2025, Barclays Bank Ireland PLC completed the sale of certain assets and liabilities, specifically the Consumer Bank
Europe, its German consumer finance business, to BAWAG P.S.K., a wholly-owned subsidiary of BAWAG Group AG
(BAWAG). As part of the transaction, Barclays Bank Ireland PLC provided BAWAG with a capped indemnity in relation to transfer taxes on certain assets. Discussions with the relevant taxation authority remain at an early stage and no formal assessment has been issued.
4. Barclays PLC
Civil action in respect of statements concerning Barclays' former CEO
In 2023, a purported class action was filed in federal court in California against Barclays PLC and a number of current and former senior executives of Barclays PLC. It was amended in 2024 to assert US securities law claims against Barclays PLC and individual defendants, and a UK securities law claim against Barclays PLC. The complaint seeks to hold the defendants responsible for declines in the price of Barclays PLC’s American depositary receipts and Barclays PLC's ordinary shares, which the plaintiffs claim occurred as a result of alleged misstatements and omissions in Barclays’ public disclosures relating to its former CEO’s relationship with Jeffrey Epstein. Barclays PLC and an individual defendant's motion to dismiss was granted in part and denied in part in June 2025, while another individual defendant's motion to dismiss was denied. The defendants moved for reconsideration or, alternatively, leave to appeal, which is pending before the court. The plaintiffs filed a second amended complaint in July 2025, repleading the UK securities law claim against Barclays PLC and which Barclays PLC has moved to dismiss.
General
The Group is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against the Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, guarantees, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, intellectual property, money laundering, financial crime, employment, environmental and other statutory and common law issues.
The Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, the effectiveness of systems and controls, measures to combat money laundering and financial crime, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Group is or has been engaged. The Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.
At the present time, Barclays PLC does not expect the ultimate resolution of any of these other matters to have a material adverse effect on the Group’s financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters
(including formerly active matters or those matters arising after the date of this note) will not be material to Barclays PLC’s results, operations or cash flows for a particular period, depending on, among other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.